CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 28,308	¥ 189,976	¥ 199,309
Short-term investments	486	3,262	6,086
Restricted cash and escrow receivables	1,269	8,518	3,417
Investment securities	1,479	9,927	4,815
Prepayments, receivables and other assets	8,730	58,590	43,228
Total current assets	40,272	270,273	256,855
Investment securities	23,407	157,090	38,192
Prepayments, receivables and other assets	4,175	28,018	26,274
Investments in equity investees			139,700
Investments in equity investees	12,584	84,454	79,758
Property and equipment, net	13,713	92,030	66,489
Intangible assets, net	10,173	68,276	27,465
Goodwill	39,477	264,935	162,149
Total assets	143,801	965,076	717,124
Current liabilities:
Current bank borrowings	1,096	7,356	6,028
Current unsecured senior notes	2,251	15,110
Income tax payable	2,635	17,685	13,689
Escrow money payable	1,229	8,250	3,053
Accrued expenses, accounts payable and other liabilities	17,540	117,711	81,165
Merchant deposits	1,604	10,762	9,578
Deferred revenue and customer advances	4,589	30,795	22,297
Total current liabilities	30,944	207,669	135,810
Deferred revenue	219	1,467	993
Deferred tax liabilities	3,355	22,517	19,312
Non-current bank borrowings	5,279	35,427	34,153
Non-current unsecured senior notes	11,385	76,407	85,372
Other liabilities	922	6,187	2,045
Total liabilities	52,104	349,674	277,685
Commitments and contingencies
Mezzanine equity	1,016	6,819	3,001
Shareholders' equity:
Ordinary shares, US$0.000025 par value; 4,000,000,000 shares authorized as of March 31, 2018 and 2019; 2,571,929,843 and 2,587,059,572 shares issued and outstanding as of March 31, 2018 and 2019, respectively		1	1
Additional paid-in capital	34,537	231,783	186,764
Treasury shares, at cost			(2,233)
Restructuring reserve	(15)	(97)	(361)
Subscription receivables	(7)	(49)	(163)
Statutory reserves	755	5,068	4,378
Accumulated other comprehensive income (loss)
Cumulative translation adjustments	(386)	(2,592)	(3,594)
Unrealized gains on available-for-sale securities, interest rate swaps and others	38	257	8,677
Retained earnings	38,426	257,886	172,353
Total shareholders' equity	73,348	492,257	365,822
Noncontrolling interests	17,333	116,326	70,616
Total equity	90,681	608,583	436,438
Total liabilities, mezzanine equity and equity	$ 143,801	¥ 965,076	¥ 717,124